PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 97.6%
Arizona — 2.5%
Phoenix Civic Improvement Corp. Revenue, Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 07/01/31, (NATL-RE Insured)	5,000,000	6,920,878
California — 1.7%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 08/01/27, (AGM-CR, FGIC Insured)(a)	5,000,000	4,722,088
Hawaii — 92.3%
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	6,212,669
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 09/01/34	4,775,000	5,843,576
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 09/01/40	1,000,000	1,219,989
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31	3,120,000	3,189,382
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	435,320
Hawaii State Airports System Revenue, AMT, Refunding, Callable 09/07/21 at 100, 5.00%, 07/01/23	500,000	502,509
Hawaii State Airports System Revenue, OID, Series B, Callable 07/01/25 at 100, 4.00%, 07/01/45	50,000	55,271
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 07/01/41	4,000,000	4,635,411
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/31	1,275,000	1,610,234
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/33	500,000	628,975
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 07/01/48	1,500,000	1,836,850
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/35	2,000,000	2,416,052
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, OID, Refunding, 4.00%, 07/01/23	500,000	536,809
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, OID, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/29	225,000	243,957
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, 5.00%, 07/01/23	100,000	109,270
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,445,787
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Callable 10/01/24 at 100, 3.50%, 10/01/49	2,750,000	2,882,206

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	3,800,000	4,178,113
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, Callable 03/01/27 at 100, 4.00%, 03/01/37	1,610,000	1,796,910
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, MWC, Refunding, Callable 07/01/29 at 100, 3.20%, 07/01/39	4,200,000	4,620,498
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, 4.00%, 01/01/30	225,000	270,087
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Projects, Refunding, Callable 01/01/30 at 100, 4.00%, 01/01/31	250,000	297,991
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/35	10,000,000	11,592,715
Hawaii State Department of Budget & Finance Revenue, Special Purpose Revenue, Kahala Nui, Refunding, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,790,000	1,890,751
Hawaii State Department of Budget & Finance Revenue, Special Purpose Revenue, Kahala Nui, Refunding, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	578,309
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,472,686
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	1,001,146
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	1,014,013
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 04/01/24	500,000	562,058
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/28	945,000	1,165,176
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	405,934
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	157,499
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/25	895,000	909,428
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,120,000	1,138,055
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	805,000	817,977

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	805,000	817,977
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	1,757,888
Hawaii State GO, Series DZ, Unrefunded portion, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	304,886
Hawaii State GO, Series DZ, Unrefunded portion, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,255,116
Hawaii State GO, Series DZ, Unrefunded portion, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,095,000	1,112,835
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	58,379
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	90,000	95,530
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	1,000,000	1,061,442
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	95,530
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	785,467
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	21,229
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	106,144
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,365,000	1,448,869
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	366,198
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	360,890
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	500,000	530,714
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	305,000	334,512
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	488,059
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	120,000	131,611
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	378,727
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	981,927
Hawaii State GO, Series EL, Refunding, 5.00%, 08/01/23	1,000,000	1,097,760
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,460,038
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	160,053
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	2,660,000	3,033,459
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/24	1,000,000	1,144,275

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	3,040,000	3,621,047
Hawaii State GO, Series EZ, Refunding, 5.00%, 10/01/21	340,000	342,727
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,863,915
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,308,296
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	12,229,802
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/01/35	1,000,000	1,163,931
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	3,092,373
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 05/01/37	2,000,000	2,325,293
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/26	2,500,000	3,080,356
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/36	4,000,000	4,981,306
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 01/01/38	1,950,000	2,419,110
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 01/01/34	2,000,000	2,395,448
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/37	5,000,000	6,005,409
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 07/01/39	450,000	548,347
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 01/01/37	3,500,000	4,462,407
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/31	1,085,000	1,229,255
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	5,601,925
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,142,833
Hawaii State Highway Fund Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	6,077,182
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 07/01/35	1,770,000	2,196,505
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 3.00%, 07/01/34	650,000	741,118
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/35	730,000	924,547
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 07/01/36	1,010,000	1,275,120
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 07/01/50	3,015,000	3,994,198

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/22 at 100, 5.00%, 07/01/25	250,000	261,271
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,265,886
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,707,875
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	65,000	73,865
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	850,000	969,970
Honolulu City & County GO, OID, Series E, Refunding, Callable 09/01/27 at 100, 3.00%, 09/01/31	250,000	277,779
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 09/01/41	1,390,000	1,703,972
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/27	500,000	594,654
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,569,938
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,075,000	3,615,315
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	1,000,000	1,173,015
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	1,040,000	1,218,536
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,170,325
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	1,355,000	1,438,255
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,061,442
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	477,649
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,091,042
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,042,835
Honolulu City & County GO, Series A, ETM, 5.00%, 11/01/22	2,000,000	2,122,885
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,050,000	2,174,863
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,056,969
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,741,712

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	594,654
Honolulu City & County GO, Series B, Refunding, Honolulu Rail Transit Project, 4.00%, 09/01/26	1,215,000	1,430,220
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 4.00%, 07/01/39	1,050,000	1,274,574
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/42	345,000	449,502
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 07/01/45	500,000	647,528
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/36	1,400,000	1,693,814
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 08/01/43	2,000,000	2,383,554
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,378,615
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	4,115,000	4,880,878
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 4.00%, 10/01/33	500,000	567,711
Honolulu City & County GO, Series E, Refunding, Callable 09/01/27 at 100, 5.00%, 09/01/30	1,500,000	1,878,459
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series F, Refunding, Callable 07/01/30 at 100, 5.00%, 07/01/31	225,000	301,630
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 07/01/34	2,130,000	2,601,373
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series B, Refunding, 5.00%, 07/01/29	250,000	330,871
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,701,260
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	1,000,000	1,182,577
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	325,000	383,364
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 01/01/28 at 100, 5.00%, 07/01/36	2,000,000	2,490,653
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	395,000	468,148
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	150,515
Kauai County GO, 5.00%, 08/01/23	395,000	433,448

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, 5.00%, 08/01/27	250,000	315,407
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/31	250,000	311,316
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 08/01/33	295,000	344,767
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 08/01/42	775,000	946,033
Kauai County GO, OID, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,195,000	1,195,000
Kauai County GO, OID, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,300,000	1,339,209
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	400,000	419,611
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	930,000	1,062,972
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	326,779
Maui County GO, Refunding, 5.00%, 09/01/28	1,070,000	1,386,962
Maui County GO, Refunding, Callable 03/01/30 at 100, 3.00%, 03/01/31	500,000	574,195
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 09/01/32	195,000	208,161
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 09/01/31	5,305,000	6,367,924
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	165,000	184,610
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,175,347
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	3,000,000	3,450,995
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,217,699
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/36	3,000,000	3,750,850
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/01/37	2,000,000	2,495,436
		256,192,252
Texas — 1.1%
Galveston County GO, CAB, OID, Series RD 0.00%, 02/01/24, (NATL-RE Insured)(a)	1,130,000	1,122,974
Houston Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/01/27, (AGM Insured)(a)	2,000,000	1,894,866
		3,017,840
TOTAL MUNICIPAL BONDS (Cost $251,729,651)		270,853,058
	Shares
REGISTERED INVESTMENT COMPANY — 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)	4,077,059	4,077,059
TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,077,059)		4,077,059
TOTAL INVESTMENTS - 99.1% (Cost $255,806,710)		274,930,117
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		2,493,800
NET ASSETS - 100.0%		277,423,917

(a)	Zero coupon bond.
(b)	Rate disclosed is the 7-day yield at July 31, 2021.
Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
July 31, 2021
(Unaudited)
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — 97.7%
Arizona — 1.8%
Tempe City Excise Tax Revenue, Series A, Callable 09/17/21 at 100, 5.00%, 07/01/22	900,000	903,338
Florida — 0.5%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 07/01/32, (GNMA/FNMA/FHLMC Collateralized)	230,000	236,149
Hawaii — 92.2%
Hawaii County GO, Series A, Refunding, 5.00%, 09/01/24	320,000	367,146
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/26	200,000	241,670
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 09/01/29	25,000	29,932
Hawaii County GO, Series D, Refunding, 4.00%, 09/01/26	500,000	590,222
Hawaii State Airports System Revenue, AMT, COP, Callable 08/01/23 at 100, 5.00%, 08/01/27	295,000	321,048
Hawaii State Airports System Revenue, AMT, OID, Refunding, Callable 09/17/21 at 100, 4.13%, 07/01/24	500,000	501,508
Hawaii State Airports System Revenue, Series B, 5.00%, 07/01/27	1,010,000	1,269,897
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, 5.00%, 07/01/22	220,000	229,765
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, 5.00%, 07/01/22	355,000	370,756
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Refunding, Callable 07/01/23 at 100, 5.00%, 07/01/26	200,000	217,412
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.25%, 01/01/25	500,000	540,785
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, Refunding, 3.10%, 05/01/26	2,610,000	2,869,704
Hawaii State Department of Budget & Finance Revenue, Refunding, 5.00%, 11/15/21	210,000	212,894
Hawaii State Department of Budget & Finance Revenue, Series A, Queens Health System, Refunding, 5.00%, 07/01/22	255,000	266,318
Hawaii State Department of Budget & Finance Revenue, Series A, Queens Health System, Refunding, 5.00%, 07/01/24	525,000	596,440
Hawaii State Department of Budget & Finance Revenue, Series A, Queens Health System, Refunding, 5.00%, 07/01/25	510,000	600,933
Hawaii State Department of Budget & Finance Revenue, Series A, Queens Health System, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	550,000	645,721

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	290,000	294,675
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	190,000	193,063
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	1,110,000	1,127,893
Hawaii State GO, Series DZ, Unrefunded portion, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/31	360,000	365,864
Hawaii State GO, Series EA, Refunding, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,450,000	1,473,163
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,335,000	1,400,421
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	45,000	47,765
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	785,000	833,232
Hawaii State GO, Series EE, Unrefunded portion, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	26,536
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/23	100,000	106,143
Hawaii State GO, Series EF, Refunding, Callable 11/01/22 at 100, 5.00%, 11/01/24	1,180,000	1,252,485
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/24	285,000	312,577
Hawaii State GO, Series EH, Prerefunded 08/01/23 at 100, 5.00%, 08/01/30	80,000	87,741
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Unrefunded portion, Callable 08/01/23 at 100, 5.00%, 08/01/24	895,000	981,927
Hawaii State GO, Series EP, Refunding, 5.00%, 08/01/22	1,140,000	1,196,245
Hawaii State GO, Series FG, 5.00%, 10/01/22	445,000	470,620
Hawaii State GO, Series FN, Refunding, 5.00%, 10/01/22	210,000	222,091
Hawaii State GO, Series FT, 3.00%, 01/01/23	1,000,000	1,041,555
Hawaii State GO, Series FW, 5.00%, 01/01/23	530,000	566,974
Hawaii State Harbor System Revenue, Series A, Refunding, AMT, 5.00%, 07/01/26	500,000	605,285
Hawaii State Harbor System Revenue, Series A, Refunding, AMT, Callable 07/01/30 at 100, 4.00%, 07/01/31	1,000,000	1,222,129
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/24	500,000	546,643
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/22 at 100, 4.00%, 01/01/25	500,000	507,950
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/22 at 100, 4.00%, 01/01/26	300,000	304,702
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 01/01/25	555,000	631,914
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	500,000	569,919

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 07/01/31	50,000	67,281
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, 5.00%, 07/01/22	775,000	809,909
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, 5.00%, 07/01/23	515,000	562,530
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/26	150,000	170,459
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/24 at 100, 5.00%, 07/01/27	245,000	279,580
Honolulu City & County GO, Honolulu Rail Transit Project, Series A, 5.00%, 09/01/24	615,000	706,018
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 09/01/22	500,000	526,449
Honolulu City & County GO, Honolulu Rail Transit Project, Series B, Refunding, 5.00%, 03/01/25	1,000,000	1,167,639
Honolulu City & County GO, Series A, 5.00%, 07/01/25	500,000	590,796
Honolulu City & County GO, Series A, 5.00%, 07/01/26	750,000	915,559
Honolulu City & County GO, Series A, OID, Prerefunded 08/01/21 at 100, 4.00%, 08/01/29	20,000	20,000
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, 5.00%, 09/01/22	1,010,000	1,063,426
Honolulu City & County GO, Series B, 5.00%, 09/01/23	125,000	137,713
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/26	765,000	909,820
Honolulu City & County GO, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/30	300,000	355,290
Honolulu City & County GO, Series C, 4.00%, 08/01/22	800,000	831,108
Honolulu City & County GO, Series C, 4.00%, 07/01/23	500,000	537,309
Honolulu City & County GO, Series C, 4.00%, 08/01/23	1,250,000	1,347,559
Honolulu City & County GO, Series C, 4.00%, 07/01/24	690,000	766,891
Honolulu City & County GO, Series C, 4.00%, 07/01/26	115,000	134,820
Honolulu City & County GO, Series D, Refunding, 5.00%, 09/01/23	560,000	616,953
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Prerefunded 07/01/22 at 100, 5.00%, 07/01/23	500,000	522,542
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/22	500,000	522,616
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, 5.00%, 07/01/23	1,000,000	1,093,909

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
July 31, 2021
(Unaudited)
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, 5.00%, 07/01/24	675,000	768,332
Kauai County GO, Series A, Refunding, 5.00%, 08/01/24	525,000	600,065
Maui County GO, Refunding, 5.00%, 09/01/21	35,000	35,135
Maui County GO, Refunding, 5.00%, 09/01/23	1,010,000	1,112,273
Maui County GO, Refunding, 5.00%, 03/01/25	100,000	116,920
Maui County GO, Refunding, 5.00%, 03/01/26	250,000	302,721
Maui County GO, Refunding, 5.00%, 03/01/28	75,000	96,005
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/23	565,000	612,104
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	530,000	592,991
University of Hawaii Revenue, Series B, Refunding, 5.00%, 10/01/25	500,000	596,482
University of Hawaii Revenue, Series F, Refunding, 5.00%, 10/01/21	500,000	503,993
		46,254,860
Iowa — 0.8%
The University of Iowa Revenue, Utility System, Series S, Refunding, Callable 11/01/23 at 100, 2.50%, 11/01/24	375,000	393,872
	Principal Amount($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — 2.2%
Houston Independent School District GO, Refunding, Callable 02/15/24 at 100, 4.00%, 02/15/25, (PSF-GTD)	600,000	657,049
Pflugerville Independent School District GO, Refunding, Callable 02/15/24 at 100, 5.00%, 02/15/26, (PSF-GTD)	400,000	448,130
		1,105,179
Washington — 0.2%
Redmond City GO, Refunding, 2.00%, 12/01/21	100,000	100,645
TOTAL MUNICIPAL BONDS (Cost $47,714,246)		48,994,043
	Shares
REGISTERED INVESTMENT COMPANY — 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(a)	2,228,719	2,228,719
TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,228,719)		2,228,719
TOTAL INVESTMENTS - 102.1% (Cost $49,942,965)		51,222,762
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%		(1,062,667)
NET ASSETS - 100.0%		50,160,095

(a)	Rate disclosed is the 7-day yield at July 31, 2021.
Portfolio holdings are subject to change at any time.

AMT	Alternative Minimum Tax
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MWC	Make Whole Callable
OID	Original Issue Discount
PSF-GTD	Permanent School Fund Guaranteed

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments July 31, 2021
(Unaudited)
Portfolio Valuation – The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of July 31, 2021, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$270,853,058	$—	$270,853,058	$—
Registered Investment Company	4,077,059	4,077,059	—	—
Total Assets	$274,930,117	$4,077,059	$270,853,058	$—

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded) July 31, 2021
(Unaudited)
Funds	Total Value at 07/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$48,994,043	$—	$48,994,043	$—
Registered Investment Company	2,228,719	2,228,719	—	—
Total Assets	$51,222,762	$2,228,719	$48,994,043	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.